Subsequent events (Details Textuals) (Datong Group, Inventory purchase agreement)	Sep. 06, 2012 Mg
Datong Group | Inventory purchase agreement
Related Party Transaction [Line Items]
Threshold limit of thermal coal supplied	120,000